Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Receivables	$ (6,879)	$ (711)
VAT receivable	(4,132)	15,530
Prepaid expenses	28	(158)
Inventories	(17,691)	(3,759)
Accounts payable and accrued liabilities	(1,195)	(1,074)
Change in non-cash working capital	$ (29,869)	$ 9,828